SASCO 2007-BC4
Credit Risk Management Report
May 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
2008 Clayton Fixed Income Services Inc. All rights reserved.
The Report is based upon information provided to Clayton Fixed Income Services Inc.
by third parties and therefore Clayton Fixed Income Services Inc. cannot, and does not, warrant that the information contained in this Report is accurate or complete.
The information contained in this Report is based upon a specific point in time and reflects performance solely through that point in time. It does not forecast the performance of the portfolio in the future. The information in this Report is not investment advice concerning a particular portfolio or security, and no mention of a particular security in this Report constitutes a recommendation to buy, sell, or hold that or any security.
Table of Contents
Section One
Executive Summary
Section Two
Loan-Level Report
Section Three
Prepayment Penalty Analysis
Section Four
Loss Analysis
Section Five
Analytics
2008 Clayton Fixed Income Services Inc. All rights reserved.
Section One
Executive Summary
2008 Clayton Fixed Income Services Inc. All rights reserved.
SASCO 2007-BC4
Executive Summary
May 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
OTS Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month. Similarly for 60 days delinquent and the second immediately succeeding month and 90 days delinquent and the third immediately succeeding month.
0
Transaction Summary
Servicer(s): Aurora Loan Services, Chase Home Finance, Colonial Savings,
Countrywide, Home Loan Services, HomEq, Midwest Loan
Services, Ocwen Loan Servicing, LLC, PHH Mortgage Services,
Select Portfolio Servicing, Inc., Wells Fargo
Mortgage Insurer(s): General Electric Mortgage Insurance, Mortgage Guaranty
Insurance Corporation, PMI Mortgage Insurance Co., Radian
Guaranty, Republic Mortgage Insurance Company, Triad
Guaranty Insurance Company, United Guaranty Residential
Insurance Company
Delinquency Reporting Method:
Master Servicer: Aurora Loan Services
Closing Date: 12/30/2007
Depositor: Structured Asset Securities Corporation
Securities Administrator: US Bank NA
Collateral Summary
Loan Count 5,949 5,714 96.05%
Collateral Balance $1,311,380,749 $1,257,138,958 95.86%
Closing Date
As of 5/25/2008
5/25/2008 Balance as
Percentage of Closing Date
Balance
2008 Clayton Fixed Income Services Inc. All rights reserved.
Collateral Statistics
Early Payment Defaults* 68 $18,878,758
First Payment Defaults 15 $4,018,666
* A default that occurs on the second or third scheduled payment.
Loan Count Summed Balance
5/25/2008 $392,133 7
Loss Summary
Remittance Losses Remitted to the Trust Number of Loan-Level Losses/Gains
Loss Analysis
For each remittance, Clayton analyzes each loan-level loss to ensure that the accurate amount of sale, MI, and hazard insurance proceeds are remitted to the trust. We also review these losses to ensure servicing advances, such as escrow advances and foreclosure fees, are reasonable. If any discrepancies are identified, Clayton actively pursues the servicer to mitigate the loss. Please refer to the Loss Analysis section of this report for details regarding losses to the security. Below is a summary of the losses passed through in this remittance.
5/25/2008 $116,119 $116,119 $0
Remittance Date Amount Remitted to the
Trust
Amount Remitted by the
Servicers
Difference
Total Cash Flows
For each remittance, Clayton reconciles the prepayment penalties that are collected by the servicers and remitted to the trust to ensure all appropriate funds are passed to the certificateholders. Please refer to the
Prepayment Penalty Analysis section of this report for details regarding paid-off loans with prepayment penalty flags. The table below provides a summary of Clayton's reconciliation for this remittance.
Prepayment Penalty Analysis
Prepayments
4/25/2008 $1,273,232,576 $7,761,886 0.60
3/25/2008 $1,281,738,421 $8,019,667 0.62
5/25/2008 $1,264,880,976 $6,884,452 0.54
Remittance Date Beginning Collateral Balance Total Prepayments Percentage of Prepayment
SASCO 2007-BC4 as of 5/25/2008
Section Two
Loan-Level Report
2008 Clayton Fixed Income Services Inc. All rights reserved.
2008 Clayton Fixed Income Services Inc. All rights reserved.
Loan-Level Report Definitions
FICO : Represents the borrower's credit score at the time of securitization/origination. FICO:
Last Paid Date:
Valuation:
C
Liquidation Date:
Estimated Loss/(Gain):
Delinquency Status:
Last Paid Date: Either the interest paid-through date or the last contractually due payment made by the borrower.
Clayton Fixed Income Services Inc. uses this date to calculate delinquencies.
Valuation: Represents what is believed to be the most accurate known value of a property based on Clayton Fixed
Income Services Inc.'s internal formulas. Several value appraisals may exist for a property, yet only what is believed to be the most accurate value according to these formulas is shown on the report. When no value is available, a valuation known as an "internal estimate" is calculated according to an internal formula that adjusts the original value of the property by the Housing Price Index (HPI) and a discount based on credit class.
Liquidation Date: Clayton Fixed Income Services Inc.'s internal estimate of the date on which the loan will liquidate if it proceeds through foreclosure and REO. This date takes into consideration servicing and state foreclosure timelines, as well as an estimated REO marketing period.
Estimated Loss/(Gain): Clayton Fixed Income Services Inc.'s internal estimate of the loss (or gain) that the loan will experience if it liquidates on the Liquidation Date.
Delinquency Status: Indicates the monthly payment and delinquency history for an individual loan. The right-most character specifies the last known delinquency status, according to the following:
3
6
9
F
R
0
The contractually due payment arrived on time.
The contractually due payment has not arrived within thirty days.
The contractually due payment has not arrived within sixty days.
The contractually due payment has not arrived within ninety days.
The property is in the process of foreclosure.
The property is real estate owned (REO).
The mortgage has either liquidated or been paid off.
OTS Delinquency Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month.
OTS Delinquency Method:
MBA Delinquency Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the last day of the month in which the payment was due.
MBA Delinquency Method:
SASCO 2007-BC4 Loan-Level Report
Mortgage Data Through: April 30, 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
* The estimated loss/severity includes estimated mortgage insurance proceeds where applicable and in addition if the loan has been liquidated this reflects the actual loss that has been passed to the trust.
4/2/2008 The borrower on this loan is currently in Chapter 7 bankruptcy.
4/24/2008 The bankruptcy ended on 3/10/2008. Clayton will monitor for the servicer to initiate foreclosure.
5/28/2008
The servicer initiated foreclosure on 4/15/2008, and Florida has a five month foreclosure timeline; therefore, Clayton will monitor for the foreclosure sale to occur in the
10/25/2008 distribution.
Default Reason: (Unknown)
48.56% 6/1/2009 $87,656 3699F
Researching
Internal Estimate $190,000
$145,474
$180,500
$180,049
95%
0% 12/31/2006
9916099
1
10/1/2007
FL
514
6/1/2007
2
2/29/2008
As of the 2/25/2008 distribution this loan is in foreclosure status. This property is located in California which has a four month foreclosure timeline. At origination on 4/24/2007 the property securing this loan was valued at $450,000. A BPO dated 12/20/2007 valued this property at $220,000, representing a $230,000 or 51 percent decline in value. We have asked the servicer for the value reconciliation and we await a response. Clayton will continue to monitor this loan to ensure the servicer is applying the most appropriate loss mitigation strategies.
4/2/2008 Clayton continues to await the documents from the servicer.
5/28/2008
The servicer forwarded a BPO that was performed on 3/13/2008 and valued the property at $232,500. The valuation indicates that the decline in value of the property can be attributed to the cooling market conditions. Clayton can find no evidence to support submitting this loan for repurchase at this time.
Default Reason: (Unknown)
67.39% 12/1/2008 $272,956 6FFFF
Researching
BPO $450,000
$220,000
$405,000
$404,683
90%
0% 12/20/2007
9915347
1
9/1/2007
CA
629
7/1/2007
2
4/2/2008
This loan has been added to the Watchlist because of the value decline and delinquency status. As of the 3/25/2008 distribution this loan is in foreclosure status. The property securing this loan has declined $231,000 or 53 percent since origination. Clayton has requested the valuation documents from the servicer to determine the reason for the value decline and await a response.
5/28/2008 Clayton received the original appraisal but is still awaiting the most recent BPO in order to research the decline in value of the property.
Default Reason: (Unknown)
63.77% 1/1/2009 $224,480 36FFF
Researching
BPO $440,000
$209,000
$352,000
$352,000
80%
0% 01/22/2008
9914267
1
10/1/2007
CA
597
3/1/2007
2
Watchlist
Loan Number
Lien
Group
State
Status
First Pmt.
Last Paid Dt.
Valuation
Valuation Date
Orig. Appr.
Current Value
Orig. Amount
Current Bal.
OLTV
CLTV
Est.
Severity
MI Type
Est. Liq.
Date
Coverage
Est. Loss *
Delinquency
FICO
SASCO 2007-BC4 Loan-Level Report
Mortgage Data Through: April 30, 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
* The estimated loss/severity includes estimated mortgage insurance proceeds where applicable and in addition if the loan has been liquidated this reflects the actual loss that has been passed to the trust.
4/2/2008
This loan has been added to the Watchlist because of the value decline and delinquency status. As of the 3/25/2008 distribution this loan is in foreclosure status. The property securing this loan has declined $175,000 or 57 percent since origination. Clayton has requested the valuation documents from the servicer to determine the reason for the value decline and await a response.
6/2/2008
Clayton received the value reconciliation that indicates that fraud was present on the original appraisal. According to the value reconciliation, the original appraisal was not done according to standards, comparables outside the subject's immediate area were used, closer comparables were ommitted from the appraisal, and the square footage and estimated value were left off. Clayton requested a copy of the original appraisal and the most recent valuation in order to further research the possiblity of fraud.
Default Reason: (Unknown)
77.04% 1/1/2009 $226,910 36FFF
Researching
BPO $310,000
$135,000
$294,500
$294,490
95%
0% 01/24/2008
9918286
1
10/1/2007
CA
643
10/1/2007
1
4/2/2008
This loan has been added to the Watchlist because of the value decline and delinquency status. As of the 3/25/2008 distribution this loan is in foreclosure status. The property securing this loan has declined $260,000 or 38 percent since origination. Clayton has requested the valuation documents from the servicer to determine the reason for the value decline and await a response.
6/2/2008
Clayton received the value reconciliation which indicates that the value was misrepresented on the original appraisal. The value reconciliation states that the value on the original appraisal appears inflated and pre-determined. Clayton requested the original appraisal and the most recent BPO from the servicer in order to further research the possible fraud.
Default Reason: (Unknown)
57.48% 11/1/2008 $371,381 36FFF
Researching
BPO $680,000
$420,000
$646,000
$646,000
95%
0% 01/17/2008
9917935
1
10/1/2007
AZ
641
9/1/2007
2
Watchlist
Loan Number
Lien
Group
State
Status
First Pmt.
Last Paid Dt.
Valuation
Valuation Date
Orig. Appr.
Current Value
Orig. Amount
Current Bal.
OLTV
CLTV
Est.
Severity
MI Type
Est. Liq.
Date
Coverage
Est. Loss *
Delinquency
FICO
Section Three
Prepayment Penalty Analysis
2008 Clayton Fixed Income Services Inc. All rights reserved.
Trustee Remittance Date: May 25, 2008
SASCO 2007-BC4 Prepayment Penalty Analysis
2008 Clayton Fixed Income Services Inc. All rights reserved.
Total Cash Flows
100.00% 100.00% 100.00% 100.00% 100.00%
44.26% 46.81% 48.89% 41.46% 48.78%
27 22 22 17 20
0 0 0 0 1
27 22 22 17 19
0 0 0 0 0
0 0 0 0 0
27 22 22 17 19
0 0 0 0 0
0 0 0 0 0
0 1 0 1 2
0 0 0 1 1
0 0 0 0 0
5 1 2 2 5
32 24 24 21 27
61 47 45 41 41
$0
$0
$0
$0
$0
$183,618 $165,181 $124,244 $114,841 $116,119
$183,618 $165,181 $124,244 $114,841 $116,119
Penalties Remitted for loans with Active Prepayment Flags
Total Loans with Penalties Remitted to the Total Paid-Off Loans
Total Loans with Penalties Remitted
Loans without Prepayment Flags or with Expired Flags with Penalties Remitted
Loans with Active Prepayment Flags with Penalties Remitted
Aggregate Paid-Off Loans
Paid-Off Loans with Active Prepayment Flags that Did Not Have Penalties Remitted
Paid-Off Loans that Did Not Have Penalties Collected because of State Statutes
Other Exceptions
Total Paid-Off Loans with Active Prepayment Flags
Other - Actions Preventing the Collection of Prepayment Penalties
Documentation Issues Preventing the Collection of Prepayment Penalties
Loss Mitigation (Short Sales, Charge Offs)
Acceleration of Debt
Liquidated out of REO Status
Expired Prepayment Clauses (as stated in the Note)
Exceptions
Total Paid Off Loans With Prepayment Flags
Total Paid Off Loans
Total Collections by the Servicers
Difference
Amount Remitted by the Servicers
Amount Remitted to the Trust
1/25/2008 2/25/2008 3/25/2008 4/25/2008 5/25/2008 Trustee Remittance Date
Trustee Remittance Date: May 25, 2008
SASCO 2007-BC4 Paid-Off Mortgages With Prepayment Flags
2008 Clayton Fixed Income Services Inc. All rights reserved.
9917823 TN CCCC0 7/19/2007 3 07/19/2010 $116,508 $4,612 4%
9917628 LA CCCC0 7/23/2007 3 07/23/2010 $75,005 $2,839 4%
9916615 CA CCCC0 6/13/2007 3 06/13/2010 $237,500 $8,028 3%
9916143 FL CCCC0 5/16/2007 3 05/16/2010 $76,312 $2,211 3%
9916435 PA CCCCC 6/8/2007 3 06/08/2010 $102,279 $3,361 3%
9918287 CA CCCC0 8/6/2007 3 08/06/2010 $239,504 $8,890 4%
9918938 VA CCCC0 8/31/2007 3 08/31/2010 $287,336 $13,938 5%
9918992 OH CCCCC 8/31/2007 3 08/31/2010 $81,008 $813 1%
9918796 WA CCCC0 8/22/2007 3 08/22/2010 $218,789 $6,989 3%
9918611 DC CCCCC 8/17/2007 3 08/17/2010 $229,331 $7,702 3%
9918781 UT CCCC0 8/21/2007 3 08/21/2010 $82,707 $4,237 5%
9919022 PA CCCCC 9/10/2007 3 09/10/2010 $73,373 $3,005 4%
9917856 ID CC360 7/27/2007 3 07/27/2010 $269,900 $0 0 % Liquidated through short sale
9918368 UT 36FF0 8/9/2007 3 08/09/2010 $167,345 $0 0 % Liquidated out of foreclosure status
9915145 FL CCC30 4/23/2007 2 04/23/2009 $469,756 $0 0 % Liquidated through short sale
9917556 PA CCCC0 7/17/2007 2 07/17/2009 $104,369 $4,394 4%
9919102 OH CCCCC 12/31/2003 3 12/31/2006 $85,541 $856 1 % Remitted with an expired prepayment flag
9916536 MD CCCC0 6/12/2007 1 06/12/2008 $287,732 $9,155 3%
9915282 CA CCCCC 4/20/2007 2 04/20/2009 $299,018 $9,926 3%
9917213 NY CCCC0 7/16/2007 2 07/16/2009 $308,165 $9,978 3%
9915036 UT CCCC0 4/3/2007 2 04/03/2009 $80,072 $3,231 4%
9919045 CT CC3C0 8/4/2006 2 08/04/2008 $180,362 $9,030 5%
9914576 VA CCCC0 3/2/2007 2 03/02/2009 $146,276 $2,926 2%
Loan
Number
State
Delinquency History
Origination
Date
Years to
Expiration
Expiration
Date
Payoff
Amount
PPP Remitted
% of PPP to
Payoff
Amount
Comments
Section Four
Loss Analysis
2008 Clayton Fixed Income Services Inc. All rights reserved.
Losses Through: April 30, 2008
SASCO 2007-BC4 Historical Monthly Losses
2008 Clayton Fixed Income Services Inc. All rights reserved.
1/25/2008 $0.00 0.00%
2/25/2008 $77,872.61 0.01%
4/25/2008 $125,244.61 0.01%
3/25/2008 $17.75 0.00%
5/25/2008 $392,132.76 0.03%
Totals: $595,267.73 0.05%
Date Loan Loss Amount Loss Percentage
* The loss percentage is a calculation of the total monthly loss as a percentage of the original balance of the security.
Trustee Remittance Date: May 25, 2008
SASCO 2007-BC4 Loss Reconciliation Report
2008 Clayton Fixed Income Services Inc. All rights reserved.
$19,545 9919224 $24,748 9918368
$102,609 9917856 $31 9916927 $246,017 9915145
Loss
Loan Number
Loss
Loan Number
Loss
Loan Number
Loan-Level Loss Report
Loan-Level Loss Report Total:
$392,949
Monthly Security Loss:
$392,133
Losses Remitted: $392,133
Difference: $0
Loan-Level Losses: $392,949
Subsequent Losses: $0
Subsequent Gains: ($816)
5/25/2008 $392,133
Remittance Statement
Summary
Subsequent Gains Total:
($816)
($150) 9918379 ($666) 9915231
Loss
Loan Number
Loss
Loan Number
Subsequent Gains
Mortgage Data Through: April 30, 2008
SASCO 2007-BC4 High Loan-Level Losses
2008 Clayton Fixed Income Services Inc. All rights reserved.
(Unknown) Default Reason:
CC360 12/1/2007 $269,900
Full $201,334
$269,900
12/31/2006
Internal Estimate
100%
7/27/2007
672
ID
Purchase
Planned Unit
Development
1
9917856
$102,608.52
38.02 % Short Sale/Refinance
6/2/2008
This loan was liquidated via a short sale in the 5/25/2008 distribution, resulting in a loss of $102,609 (a 38 percent severity). The high loss can be attributed to the 100 percent loan-to
-value ratio at origination and the decline in value of the property. A current market analysis performed on 3/24/2008 valued the property at $189,000, a decline in value of $80,900
(30 percent). The sale resulted in net sales proceeds of $180,203. Additionally, the servicer advanced $10,993 in interest over the four months this loan was deliquent. This loan was not covered by mortgage insurance.
(Unknown) Default Reason:
CCC30 1/1/2008 $470,250
Full $372,000
$495,000
02/05/2008
BPO
95%
4/23/2007
604
FL
Cash Out Refinance
Planned Unit
Development
1
9915145
$246,016.55
52.32 % Short Sale/Refinance
6/2/2008
This loan was liquidated via a short sale in the 5/25/2008 distribution, resulting in a loss of $246,017, a 52 percent severity. The high loss can be attributed to the 95 percent loan-to-
value ratio at origination and the value decline of the property. According to a BPO dated 2/5/2008, the property declined in value by $123,000 (25 percent)since origination.
Additionally, the servicer advanced $13,391 in interest on this loan. This loan was not covered by mortgage insurance.
Lien
Prop. Type
State
Orig. Date
Valuation
Orig. Value
LIPD
Actual Loss
Liquidation Date
Loan Number
Pos
Loan Type
FICO
OLTV
Valuation Date
Current Value Orig. Balance Doc. Level Loss Severity Liquidation Method
Delinquency
Losses Through: April 30, 2008
SASCO 2007-BC4 Loss Report
2008 Clayton Fixed Income Services Inc. All rights reserved.
$269,900
9915145
FL 4/23/2007 95% $470,250 $246,016.55 52.32%
9916927
CA 6/22/2007 64% $80,000 $31.00 0.04%
9917856
ID 7/27/2007 100% $269,900 $102,608.52 38.02%
$125,000
$210,000
$495,000
9918368
UT 8/9/2007 80% $168,000 $24,747.59 14.73%
$430,000
9919224
FL 8/9/2006 69% $298,463 $19,544.95 6.55%
Monthly Total:
$392,948.61 30.54%
May 25, 2008
Origination
Original Amount
Loan Number
State
Date
Original LTV
Original Appraisal
Loss
Loss Severity
Section Five
Analytics
2008 Clayton Fixed Income Services Inc. All rights reserved.
Mortgage Data Through: April 30, 2008
SASCO 2007-BC4 FICO Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
620 Current 0.070
620 Delinquent 0.052
610 Paid Off 0.067
610 Current 0.064
610 Delinquent 0.055
620 Paid Off 0.058
580 Paid Off 0.054
590 Current 0.046
580 Delinquent 0.050
580 Current 0.041
600 Delinquent 0.047
600 Paid Off 0.045
600 Current 0.062
590 Delinquent 0.053
590 Paid Off 0.049
480 Current 0.005
480 Delinquent 0.020
470 Delinquent 0.021
460 Delinquent 0.012
470 Current 0.004
500 Current 0.016
500 Delinquent 0.041
490 Paid Off 0.004
490 Current 0.007
490 Delinquent 0.025
430 Current 0.000
430 Delinquent 0.002
420 Delinquent 0.002
570 Paid Off 0.049
420 Current 0.000
450 Paid Off 0.004
460 Current 0.002
450 Delinquent 0.011
440 Delinquent 0.003
450 Current 0.025
550 Delinquent 0.054
550 Paid Off 0.076
550 Current 0.043
540 Delinquent 0.054
540 Paid Off 0.027
570 Current 0.039
570 Delinquent 0.045
560 Paid Off 0.049
560 Current 0.039
560 Delinquent 0.063
520 Current 0.035
520 Delinquent 0.078
510 Paid Off 0.067
510 Current 0.040
510 Delinquent 0.064
530 Paid Off 0.040
540 Current 0.034
530 Delinquent 0.037
520 Paid Off 0.040
530 Current 0.041
FICO Delinquency Percentage
Mortgage Data Through: April 30, 2008
SASCO 2007-BC4 FICO Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
730 Current 0.005
720 Paid Off 0.009
730 Delinquent 0.002
740 Current 0.004
730 Paid Off 0.009
720 Delinquent 0.007
710 Current 0.008
700 Paid Off 0.009
710 Delinquent 0.005
720 Current 0.005
710 Paid Off 0.013
740 Delinquent 0.001
790 Delinquent 0.001
790 Current 0.001
790 Paid Off 0.004
810 Current 0.000
800 Current 0.001
780 Current 0.001
750 Delinquent 0.001
750 Current 0.002
760 Current 0.002
770 Delinquent 0.001
770 Current 0.002
650 Delinquent 0.037
650 Current 0.055
650 Paid Off 0.031
660 Delinquent 0.029
660 Current 0.045
640 Paid Off 0.049
630 Delinquent 0.044
630 Current 0.074
630 Paid Off 0.063
640 Delinquent 0.060
640 Current 0.076
660 Paid Off 0.067
690 Delinquent 0.013
690 Current 0.024
690 Paid Off 0.022
700 Delinquent 0.003
700 Current 0.013
680 Paid Off 0.040
670 Delinquent 0.021
670 Current 0.036
670 Paid Off 0.040
680 Delinquent 0.022
680 Current 0.033
Delinquent 987 572 68.166
Paid Off 223 594 81.550
Current 4,739 599 67.159
Total: 5,949
Status # of Loans Average Std. Deviation
Mortgage Data Through: April 30, 2008
SASCO 2007-BC4 Loan-to-Value Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
0.7 Current 0.154
0.7 Paid Off 0.175
0.8 Delinquent 0.285
0.6 Paid Off 0.126
0.6 Current 0.081
0.7 Delinquent 0.145
0.8 Current 0.242
0.9 Delinquent 0.342
1.0 Current 0.164
1.0 Delinquent 0.168
0.8 Paid Off 0.224
0.9 Paid Off 0.220
0.9 Current 0.286
1.0 Paid Off 0.166
0.2 Delinquent 0.001
0.3 Current 0.008
0.3 Delinquent 0.002
0.6 Delinquent 0.064
0.1 Current 0.001
0.2 Current 0.002
0.3 Paid Off 0.013
0.5 Paid Off 0.063
0.5 Current 0.042
0.5 Delinquent 0.024
0.4 Current 0.019
0.4 Delinquent 0.006
0.4 Paid Off 0.013
LTV Delinquency Percentage
Paid Off 223 0.772 0.157
Current 4,739 0.793 0.149
Delinquent 987 0.817 0.124
Total: 5,949
Status # of Loans Average Std. Deviation
Mortgage Data Through: April 30, 2008
SASCO 2007-BC4 Balance Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
280000 Delinquent 0.025
290000 Current 0.017
280000 Current 0.020
270000 Current 0.019
270000 Delinquent 0.029
290000 Delinquent 0.015
300000 Current 0.018
230000 Delinquent 0.032
240000 Current 0.032
230000 Current 0.028
220000 Delinquent 0.037
260000 Current 0.024
260000 Delinquent 0.023
250000 Delinquent 0.029
240000 Delinquent 0.032
250000 Current 0.031
80000 Delinquent 0.025
90000 Current 0.023
80000 Current 0.031
70000 Current 0.026
70000 Delinquent 0.018
110000 Current 0.043
110000 Delinquent 0.037
100000 Delinquent 0.034
90000 Delinquent 0.023
100000 Current 0.040
30000 Delinquent 0.004
40000 Current 0.006
30000 Current 0.003
220000 Current 0.035
20000 Current 0.001
60000 Current 0.017
60000 Delinquent 0.014
50000 Delinquent 0.013
40000 Delinquent 0.006
50000 Current 0.012
180000 Delinquent 0.042
190000 Current 0.030
180000 Current 0.039
170000 Current 0.043
170000 Delinquent 0.034
210000 Current 0.037
210000 Delinquent 0.033
200000 Delinquent 0.036
190000 Delinquent 0.030
200000 Current 0.037
130000 Delinquent 0.037
140000 Current 0.036
130000 Current 0.042
120000 Current 0.041
120000 Delinquent 0.042
160000 Current 0.040
160000 Delinquent 0.048
150000 Delinquent 0.022
140000 Delinquent 0.040
150000 Current 0.044
Balance Delinquency Percentage
Mortgage Data Through: April 30, 2008
SASCO 2007-BC4 Balance Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
520000 Current 0.002
520000 Delinquent 0.004
510000 Current 0.002
510000 Delinquent 0.003
540000 Current 0.002
540000 Delinquent 0.002
530000 Current 0.002
530000 Delinquent 0.004
480000 Current 0.003
480000 Delinquent 0.002
470000 Current 0.004
470000 Delinquent 0.007
500000 Current 0.004
500000 Delinquent 0.005
490000 Current 0.004
490000 Delinquent 0.003
550000 Current 0.002
560000 Delinquent 0.004
570000 Current 0.002
550000 Delinquent 0.003
560000 Current 0.001
570000 Delinquent 0.002
580000 Current 0.001
350000 Current 0.011
350000 Delinquent 0.015
340000 Current 0.011
340000 Delinquent 0.021
370000 Current 0.011
370000 Delinquent 0.008
360000 Current 0.010
360000 Delinquent 0.015
310000 Current 0.019
310000 Delinquent 0.020
460000 Delinquent 0.006
300000 Delinquent 0.024
330000 Current 0.011
330000 Delinquent 0.024
320000 Current 0.014
320000 Delinquent 0.020
380000 Current 0.007
430000 Delinquent 0.008
440000 Current 0.007
420000 Delinquent 0.003
430000 Current 0.005
450000 Delinquent 0.008
460000 Current 0.005
440000 Delinquent 0.004
450000 Current 0.004
390000 Delinquent 0.004
400000 Current 0.006
380000 Delinquent 0.007
390000 Current 0.006
410000 Delinquent 0.004
420000 Current 0.007
400000 Delinquent 0.012
410000 Current 0.006
Balance Delinquency Percentage
Mortgage Data Through: April 30, 2008
SASCO 2007-BC4 Balance Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
840000 Current 0.000
830000 Delinquent 0.002
830000 Current 0.000
870000 Current 0.000
850000 Current 0.000
840000 Delinquent 0.002
820000 Current 0.000
790000 Current 0.000
780000 Current 0.000
760000 Current 0.000
810000 Current 0.000
800000 Current 0.000
790000 Delinquent 0.001
1060000 Current 0.000
1020000 Delinquent 0.001
1000000 Current 0.000
1180000 Current 0.000
1150000 Current 0.000
1100000 Current 0.000
970000 Current 0.000
900000 Current 0.000
890000 Current 0.000
880000 Current 0.000
950000 Current 0.000
940000 Current 0.000
920000 Current 0.000
1500000 Current 0.000
640000 Current 0.001
630000 Current 0.001
620000 Current 0.001
650000 Delinquent 0.002
650000 Current 0.000
640000 Delinquent 0.003
610000 Current 0.001
590000 Current 0.001
580000 Delinquent 0.003
750000 Delinquent 0.001
600000 Delinquent 0.001
600000 Current 0.001
590000 Delinquent 0.005
710000 Current 0.000
700000 Delinquent 0.002
700000 Current 0.001
750000 Current 0.000
720000 Current 0.000
710000 Delinquent 0.002
690000 Delinquent 0.001
670000 Current 0.000
660000 Delinquent 0.002
660000 Current 0.000
690000 Current 0.001
680000 Delinquent 0.003
680000 Current 0.000
Balance Delinquency Percentage
Current 4,739 216,408.39 129,485.63
Status # of Loans Average Std. Deviation
Mortgage Data Through: April 30, 2008
SASCO 2007-BC4 Balance Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
Delinquent 987 237,215.77 138,788.17
Total: 5,726
Mortgage Data Through: April 30, 2008
SASCO 2007-BC4 Mortgage Type Distribution by Status
Copyright 2008 Clayton Fixed Income Services Inc. All rights reserved.
Primary Home Paid Off 0.919
Primary Home Delinquent 0.941
Second Home Paid Off 0.004
Second Home Current 0.007
Second Home Delinquent 0.007
Investment Home Current 0.079
Primary Home Current 0.915
Investment Home Delinquent 0.089
Investment Home Paid Off 0.076
Mortgage Type Delinquency Percentage
Fixed 5,683 1,212,350,624.43 213,329.34 133,604.60
ARM 266 47,340,697.26 177,972.55 167,463.52
Total: 5,949 1,259,691,321.69
Mortgage Type Loan Count Total Balance Avg. Balance Std. Deviation
Mortgage Data Through: April 30, 2008
SASCO 2007-BC4 Mortgage Term Distribution by Status
Copyright 2008 Clayton Fixed Income Services Inc. All rights reserved.
240 Delinquent 0.005
240 Current 0.003
180 Current 0.007
360 Delinquent 1.018
360 Paid Off 0.996
240 Paid Off 0.004
360 Current 0.986
0 Current 0.000
0 Current 0.000
180 Delinquent 0.008
120 Delinquent 0.001
0 Current 0.004
0 Delinquent 0.005
Mortgage Term Delinquency Percentage
5,949 26 1 40 21 0 5,861
# of Loans Other 120 180 240 300 360
Mortgage Data Through: April 30, 2008
SASCO 2007-BC4 Mortgage Purpose Distribution
Copyright 2008 Clayton Fixed Income Services Inc. All rights reserved.
Other 3 0.1%
Total 5,949 100.0%
Home Improvement 1 0.0%
Origination Statistics
Rate/term refinance 468 7.9%
Purpose Number Percentage
Cash-out refinance 4,215 70.9%
Purchase 1,262 21.2%
Other 1 0.0%
Total 4,739 100.0%
Home Improvement 1 0.0%
Current Loans
Rate/term refinance 370 7.8%
Purpose Number Percentage
Cash-out refinance 3,387 71.5%
Purchase 980 20.7%
Other 0 0.0%
Total 987 100.0%
Home Improvement 0 0.0%
Delinquent Loans
Rate/term refinance 88 8.9%
Purpose Number Percentage
Cash-out refinance 666 67.5%
Purchase 233 23.6%
Other 2 0.9%
Total 223 100.0%
Home Improvement 0 0.0%
Paid Off Loans
Rate/term refinance 10 4.5%
Purpose Number Percentage
Cash-out refinance 162 72.6%
Purchase 49 22.0%
Mortgage Data Through: April 30, 2008
SASCO 2007-BC4 Ownership Distribution by Status
Copyright 2008 Clayton Fixed Income Services Inc. All rights reserved.
Primary Home Paid Off 0.92
Primary Home Delinquent 0.94
Second Home Delinquent 0.01
Second Home Current 0.01
Second Home Paid Off 0.00
Investment Home Current 0.08
Primary Home Current 0.92
Investment Home Paid Off 0.08
Investment Home Delinquent 0.09
Ownership Type Delinquency Percentage
Second Home 42
Investment Home 474
Primary Home 5,433
Total: 5,949
Title # of Loans
Mortgage Data Through: April 30, 2008
SASCO 2007-BC4 Delinquent Balance Over Time
2008 Clayton Fixed Income Services Inc. All rights reserved.
2/29/2008 76,039,116.67 29,313,156.88 8,646,831.15 56,087,406.34 816,590.73
3/31/2008 74,945,102.95 33,224,823.72 13,763,640.38 77,832,579.00 1,531,522.72
4/30/2008 81,543,420.94 35,561,205.77 12,733,197.10 92,672,683.14 3,798,488.62
1/31/2008 78,925,369.71 35,323,786.97 6,138,463.30 29,483,186.99 0.00
12/31/2007 74,383,200.18 33,930,875.01 2,073,578.00 2,626,775.66 0.00
AsOfDate 30 Days 60 Days 90 Days Foreclosure REO
Mortgage Data Through: April 30, 2008
SASCO 2007-BC4 Delinquent Count Over Time
Copyright 2008 Clayton Fixed Income Services Inc. All rights reserved.
4/30/2008 374 159 58 339 21
3/31/2008 340 136 64 296 10
1/31/2008 357 155 22 117 0
2/29/2008 340 124 38 222 5
12/31/2007 349 152 6 11 0
AsOfDate 30 Days 60 Days 90 Days Foreclosure REO
Mortgage Data Through: April 30, 2008
SASCO 2007-BC4 Conditional Prepayment Rates
2008 Clayton Fixed Income Services Inc. All rights reserved.
1/31/2008 2/25/2008 10.69%
2/29/2008 3/25/2008 7.27%
3/31/2008 4/25/2008 7.19% 8.40%
4/30/2008 5/25/2008 6.69% 7.05%
Date Distribution Date CPR 3-Month MA 6-Month MA 12-Month MA
Mortgage Data Through: April 30, 2008
SASCO 2007-BC4 Historical SDA Performance
2008 Clayton Fixed Income Services Inc. All rights reserved.
12/31/2007 7.67
$0
0.00% 0.00% 0.15% 0%
1/31/2008 8.65
$0
0.00% 0.00% 0.17% 0%
3/31/2008 10.64
$417,095
0.03% 0.39% 0.21% 184%
2/29/2008 9.64
$816,591
0.06% 0.76% 0.19% 393%
4/30/2008 11.60
$2,843,145
0.23% 2.68% 0.23% 1,158%
Averages: $9.64
$815,366
0.06% 0.77% 0.19% 347%
Date
Weighted
Average Age
Default Amt
Monthly
Default Rate CDR (F-R)
SDA Curve SDA %

Document Outline

  Cover Page
  Table of Contents
  Executive Summary
  Loan-Level Report
  Prepayment Penalty Analysis
  Loss Analysis
  Analytics